Risk management and financial instruments	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management and financial instruments	Risk management and financial instrumentsWe are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by our management team. This may include the use of derivative instruments.
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, and other receivables. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies. We do not expect any significant loss to result from non-performance by such counterparties. We do not typically demand collateral in the normal course of business.
Credit risk is also considered as part of our expected credit loss provision. For details on how we estimate expected credit losses refer to Note 5 - "Current expected credit losses".
Concentration of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, DNB, Credit Agricole, BTG Pactual, and JP Morgan. We consider these risks to be remote, but, from time to time, we utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies. For details on the customers with greater than 10% of contract revenues, refer to Note 6 - "Segment information". For details on amounts due from affiliated companies, refer to Note 24 - "Related party transactions".
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies.
Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. Until June 15, 2023, we managed our floating rate debt risk through the use of an interest rate cap to mitigate exposure to future increases of LIBOR. The interest rate cap was not designated as a hedge and therefore we have not applied hedge accounting. The capped rate against the 3-month US LIBOR was 2.8770% and covered the period from June 15, 2018 to June 15, 2023.
The term loan and second lien debt facilities entered on emergence from Chapter 11 proceedings were referenced to the SOFR, while the Convertible Bond was referenced to 3-month US LIBOR until the discontinuation of LIBOR in June 2023, with a replacement reference rate now being implemented.
In July 2023 Seadrill issued $500 million in aggregate principal amount of 8.375% Senior Secured Second Lien Notes due 2030 which were used to prepay in full the outstanding amounts under our existing secured debt facilities, significantly reducing our exposure to future interest rate increases, as the majority of our debt portfolio is on a fixed interest rate. Please refer to Note 30 – Subsequent events for further details on this refinancing.